Document and Entity Information	Jul. 31, 2021
Risk/Return:
Registrant Name	DELAWARE GROUP INCOME FUNDS
Registrant CIK	0000027825
SEC Form	485BPOS
Period end date	Jul. 31, 2021
Investment Company Type	N-1A
Amendment Flag	false